Long-term debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Maturity Profile of Term Loan, Net of Debt Amortization Expense	The maturity profile of the term loan outstanding as of March 31, 2018, net of debt amortization expense, is as follows:
Year ended	Amount
2018	29,421
2019	39,272
2020	619,653
Total	$688,346
The maturity profile of the term loan, net of debt amortization expense, is as follows:
Year ended	Amount
2018	$39,226
2019	39,272
2020	619,654
Total	$698,152